DESCRIPTION OF PLAN - Vesting (Details) - 401(K) Plan	Jun. 01, 2025	May 31, 2025
DESCRIPTION OF PLAN
Vesting percentage, per year	33.00%	20.00%
Vesting percentage	100.00%	100.00%
Vesting period	3 years	5 years